CONVERTIBLE NOTES - Summary of Changes In Convertible Debt, Net of Unamortized Discount (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Debt Instrument [Line Items]
Balance at January 1,	¥ 92,848,377
Issuance of convertible debt, face value	37,199,800
Debt discount from derivative liability (embedded conversion option)	(37,199,800)
Debt discount from extension fee	(2,940,840)
Deferred financing fees	(3,483,254)
Conversion of convertible debt into ordinary shares	(50,182,932)
Amortization of debt discount	16,607,603
Exchange rate change on convertible notes face value	8,135,104
Convertible debt, net at December 31,	60,984,058	$ 8,841,857	¥ 92,848,377
Convertible Notes Payable, Net
Debt Instrument [Line Items]
Exchange rate change on convertible notes face value	¥ 5,838,382		¥ (2,296,722)